Fair value measurements (Tables)	12 Months Ended
Jun. 30, 2026
Fair value measurements
Schedule of fair value hierarchy

	Fair Value Measurement on a Recurring Basis at Reporting Date Using
	Level-1 Inputs	Level-2 Inputs	Level-3 Inputs	Total
June 30, 2026
2025 Debentures	$—	$—	$8,206,747	$8,206,747
April 2026 Debenture	—	—	412,654	412,654
June 2026 Note	—	—	2,005,417	2,005,417
Total	$—	$—	$10,624,818	$10,624,818

Schedule of reconciliation of the beginning and ending balances of the debentures

The following table presents a reconciliation of the beginning and ending balances of the Debentures, which are measured at fair value on a recurring basis using significant unobservable (Level 3) inputs, for the year ended June 30, 2026:

Amount
Opening balance on June 30, 2025	$—
Add: issuance at initial fair value	18,865,340
Less: cash interest payments	(613,505)
Less: accrued interest settled upon conversion	(126,415)
Less: fair value of principal settled through conversion	(4,772,967)
Subsequent change in fair value attributable to factors other than instrument-specific credit risk	(2,394,675)
Change in fair value attributable to instrument-specific credit risk, recognized in other comprehensive income	(332,960)
Closing balance on June 30, 2026	$10,624,818

Schedule of valuation model with major inputs

The following table summarizes the significant inputs used in measuring the fair value of the Debentures on issuance date:

	2025 Debentures	April 2026 Debenture	June 2026 Debenture
Class A Ordinary Share price	$99.55~117.3	$13.0	$6.15
Credit-adjusted discount rate	16.33~16.61%	17.53%	23.43%
Remaining term (years)	4.0	4.0	4.0
Expected volatility	145.75~150.16%	158.05%	155.70%
Dividend yield	—	—	—
Risk-free interest rate	3.93%	3.86%	4.12%

The following table summarizes the significant inputs used in measuring the fair value of the Debentures on June 30, 2026:

	2025 Debentures	April 2026 Debenture	June 2026 Debenture
Class A Ordinary Share price	$6.25	$6.25	$6.25
Credit-adjusted discount rate	24.13~24.16%	23.62%	23.43%
Remaining term (years)	3.04~3.09	3.8	4.0
Expected volatility	164.77~164.94%	159.03%	155.70%
Dividend yield	—	—	—
Risk-free interest rate	4.15%	4.17%	4.12%